Schedule of useful lives of intangibles (Details)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Computer software [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives of the intangibles	3 years	3 years
Computer software [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives of the intangibles	5 years	5 years
Brand names [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives of the intangibles	1 year	1 year
Brand names [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives of the intangibles	20 years	20 years
Customer-related intangible assets [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives of the intangibles	1 year	1 year
Customer-related intangible assets [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives of the intangibles	10 years	10 years
Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Useful lives of the intangibles	5 years	5 years
Application Platforms [Member]
IfrsStatementLineItems [Line Items]
Useful lives of the intangibles	3 years	3 years